EXCHANGE RATE DIFFERENCES ON FOREIGN CURRENCY - Summary of Gold and Foreign Currency Quotation Differences (Detail) - ARS ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure Of Transactions In Foreign Currency [line items]
Total	$ 33,162,589	$ 189,831,117	$ 129,122,763	$ 394,622,358
For Purchase-Sale of Foreign Currency
Disclosure Of Transactions In Foreign Currency [line items]
Total	31,501,716	27,222,787	47,065,137	37,027,258
For valuation of Assets and Liabilities in foreign currency
Disclosure Of Transactions In Foreign Currency [line items]
Total	$ 1,660,873	$ 162,608,330	$ 82,057,626	$ 357,595,100